Fair value of financial instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Fair value of financial instruments [Line Items]
Allowance for loans losses	$ 100,785		$ 81,294	$ 105,988
Unearned interest and deferred fees	(16,525)		(4,985)
Financial assets at fair value through other comprehensive income	21,798		16,733
Interest receivable	41,144		29,409
Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Non-current financial assets at fair value through other comprehensive income			3,000
Securities [Member]
Disclosure of Fair value of financial instruments [Line Items]
Allowance for loans losses	100		200
Interest receivable	1,100		1,000
Securities [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	21,800
Equity investments [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	6,273	[1]	8,402
Equity investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 6,273	[1]	$ 0

[1]	At December 31, 2018, investment securities and equity instrument at FVOCI for $21.8 million and $6.3 million, respectively; were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.